Annual Total Returns[BarChart] - Greater China - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(23.48%)	20.61%	11.23%	(6.69%)	2.01%	4.76%	42.41%	(16.56%)	19.58%	24.46%